Document and Entity Information	Oct. 07, 2024
Cover [Abstract]
Entity Address, Address Line Two	4th Floor
Amendment Flag	false
Entity Central Index Key	0001217234
Document Type	8-K
Document Period End Date	Oct. 07, 2024
Entity Registrant Name	CAREDX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36536
Entity Tax Identification Number	94-3316839
Entity Address, Address Line One	8000 Marina Boulevard, 4th Floor
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(415)
Local Phone Number	287-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	CDNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false